Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Transactions with Related Parties
23.	TRANSACTIONS WITH RELATED PARTIES

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Details of transactions between the Group and other related parties are disclosed below.

Compensation of Key Management Personnel

	For the Year Ended December 31
	2016	2017	2018
Short-term employee benefits	$2,276,467	$3,203,745	$2,833,520
Post-employment benefits	75,989	125,237	140,474
Share-based payments	1,078,054	801,701	791,310
	$3,430,510	$4,130,683	$3,765,304

The remuneration of directors and key executives was determined by the remuneration committee based on the performance of individuals and market trends.